Discontinued Operations - Schedule of Discontinued Operations (Details) - Discontinued operations [member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Discontinued Operations [Line Items]
Revenue		$ 175,664	$ 320,017
Cost of Sales		(213,603)	(1,511,890)
Other income		146,580	733,112
Operating expenses		(2,082,292)	(8,042,350)
Financial income/(expense), net		(146,012)	250,663
Tax (expense)/credit		111,126	2,523
Gain on disposal of discontinued operation		5,793,584
Profit after tax from discontinued operations		$ 3,785,047	$ (8,247,925)